Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.86%
Australia–3.28%
CSL Ltd.	26,388	$4,951,112
James Hardie Industries PLC, CDI(a)	163,571	6,574,475
		11,525,587
Canada–4.91%
Alimentation Couche-Tard, Inc.	136,204	7,773,749
Dollarama, Inc.	124,397	9,476,598
		17,250,347
Denmark–5.50%
Novo Nordisk A/S, Class B	150,593	19,317,070
France–16.15%
Airbus SE	28,800	5,305,789
Capgemini SE	17,273	3,974,701
Dassault Systemes SE	61,582	2,726,059
Edenred SE	86,734	4,631,136
EssilorLuxottica S.A.	18,884	4,271,778
Hermes International S.C.A.	3,751	9,586,732
L’Oreal S.A.	12,296	5,823,037
LVMH Moet Hennessy Louis Vuitton SE	13,670	12,300,212
Sartorius Stedim Biotech	15,484	4,416,446
Schneider Electric SE	16,132	3,647,064
		56,682,954
Germany–5.28%
AIXTRON SE	134,241	3,544,374
CTS Eventim AG & Co. KGaA	55,137	4,902,387
HelloFresh SE(a)	67,627	482,371
SAP SE	12,816	2,495,517
Siemens AG	37,133	7,090,133
		18,514,782
India–5.75%
Dr Lal PathLabs Ltd.(b)	149,423	4,062,603
ICICI Bank Ltd.	299,508	3,948,612
Reliance Industries Ltd.	339,873	12,153,237
		20,164,452
Ireland–2.58%
Flutter Entertainment PLC(a)	45,435	9,056,718
Italy–0.85%
Davide Campari-Milano N.V.	295,246	2,967,212
Japan–6.59%
Daikin Industries Ltd.	34,400	4,696,998
Hitachi Ltd.	58,000	5,300,065
Hoya Corp.	30,393	3,801,278
Keyence Corp.	13,624	6,325,090
Kobe Bussan Co. Ltd.	123,300	3,021,250
		23,144,681
Netherlands–7.22%
Aalberts N.V.	63,993	3,076,739
ASM International N.V.	7,581	4,642,621
Shares		Value
Netherlands–(continued)
ASML Holding N.V.	13,249	$12,844,389
Universal Music Group N.V.	158,561	4,764,811
		25,328,560
New Zealand–0.68%
Xero Ltd.(a)	27,367	2,376,261
Spain–1.93%
Amadeus IT Group S.A.	105,538	6,775,188
Sweden–5.55%
Atlas Copco AB, Class A	470,110	7,939,477
Beijer Ref AB	173,148	2,570,885
Epiroc AB, Class A	477,369	8,961,431
		19,471,793
Switzerland–2.97%
Barry Callebaut AG	798	1,159,175
Lonza Group AG	3,341	1,996,576
Sika AG	9,947	2,959,731
VAT Group AG(b)	8,369	4,323,374
		10,438,856
Taiwan–1.33%
Taiwan Semiconductor Manufacturing Co. Ltd.	195,000	4,671,459
United Kingdom–20.01%
Ashtead Group PLC	77,547	5,523,608
Auto Trader Group PLC(b)	534,741	4,722,249
Compass Group PLC	331,878	9,734,858
ConvaTec Group PLC(b)	936,036	3,381,478
JD Sports Fashion PLC	3,736,729	6,348,155
Legal & General Group PLC	975,168	3,132,898
London Stock Exchange Group PLC	85,400	10,218,455
Next PLC	78,855	9,191,688
Rentokil Initial PLC	968,068	5,755,658
Rightmove PLC	559,979	3,881,360
RS Group PLC	336,955	3,089,569
Trainline PLC(a)(b)	1,121,159	5,238,836
		70,218,812
United States–7.28%
EPAM Systems, Inc.(a)	22,162	6,120,258
Experian PLC	73,629	3,208,232
Ferguson PLC	40,360	8,830,546
ResMed, Inc.(c)	37,415	7,409,292
		25,568,328
Total Common Stocks & Other Equity Interests (Cost $179,218,630)		343,473,060
Money Market Funds–1.53%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	1,882,733	1,882,733
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	1,344,193	1,344,730

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	2,151,695	$2,151,695
Total Money Market Funds (Cost $5,379,220)		5,379,158
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.39% (Cost $184,597,850)		348,852,218
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.42%
Invesco Private Government Fund, 7.57%(d)(e)(f)	409,305	409,305
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	1,051,975	$1,052,501
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,461,883)		1,461,806
TOTAL INVESTMENTS IN SECURITIES—99.81% (Cost $186,059,733)		350,314,024
OTHER ASSETS LESS LIABILITIES–0.19%		676,701
NET ASSETS–100.00%		$350,990,725
Investment Abbreviations:
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $21,728,540, which represented 6.19% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6	$3,698,474	$(1,815,747)	$-	$-	$1,882,733	$7,183
Invesco Liquid Assets Portfolio, Institutional Class	-	2,641,768	(1,296,947)	(62)	(29)	1,344,730	5,268
Invesco Treasury Portfolio, Institutional Class	7	4,226,827	(2,075,139)	-	-	2,151,695	8,185
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,300,341	(3,891,036)	-	-	409,305	15,052*
Invesco Private Prime Fund	-	10,936,832	(9,883,430)	(77)	(824)	1,052,501	40,296*
Total	$13	$25,804,242	$(18,962,299)	$(139)	$(853)	$6,840,964	$75,984

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$11,525,587	$—	$11,525,587
Canada	17,250,347	—	—	17,250,347
Denmark	—	19,317,070	—	19,317,070
France	—	56,682,954	—	56,682,954
Germany	—	18,514,782	—	18,514,782
India	—	20,164,452	—	20,164,452
Ireland	—	9,056,718	—	9,056,718
Italy	—	2,967,212	—	2,967,212
Japan	—	23,144,681	—	23,144,681
Netherlands	—	25,328,560	—	25,328,560
New Zealand	—	2,376,261	—	2,376,261
Spain	—	6,775,188	—	6,775,188
Sweden	—	19,471,793	—	19,471,793
Switzerland	—	10,438,856	—	10,438,856
Taiwan	—	4,671,459	—	4,671,459
United Kingdom	—	70,218,812	—	70,218,812
United States	13,529,550	12,038,778	—	25,568,328
Money Market Funds	5,379,158	1,461,806	—	6,840,964
Total Investments	$36,159,055	$314,154,969	$—	$350,314,024
Invesco Oppenheimer V.I. International Growth Fund